Schedule of Investments (unaudited)	iShares® Global Industrials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Brambles Ltd.	93,481	$691,226
Qantas Airways Ltd.(a)	121,023	374,546
Transurban Group	199,549	1,985,373
		3,051,145
Brazil — 0.3%
CCR SA	71,375	170,887
Localiza Rent a Car SA	37,552	376,062
WEG SA	94,494	477,575
		1,024,524
Canada — 4.1%
CAE Inc.(a)	20,361	501,749
Canadian National Railway Co.	38,559	4,337,288
Canadian Pacific Railway Ltd.	60,189	4,204,159
SNC-Lavalin Group Inc.	11,520	198,145
Thomson Reuters Corp.	10,761	1,121,829
Waste Connections Inc.(b)	16,622	2,060,963
		12,424,133
Denmark — 1.5%
AP Moller - Maersk A/S, Class A	194	450,265
AP Moller - Maersk A/S, Class B, NVS	379	889,740
DSV A/S	13,461	1,892,849
Vestas Wind Systems A/S	65,774	1,398,487
		4,631,341
Finland — 0.6%
Kone OYJ, Class B	25,948	1,240,189
Metso Outotec OYJ	46,378	350,056
Wartsila OYJ Abp	32,477	254,579
		1,844,824
France — 6.6%
Airbus SE	39,885	3,901,146
Alstom SA	18,902	431,618
Bouygues SA	14,238	439,434
Bureau Veritas SA	18,648	479,777
Cie. de Saint-Gobain	33,797	1,460,342
Eiffage SA	5,096	460,984
Legrand SA	17,248	1,280,638
Safran SA	22,760	2,266,110
Schneider Electric SE	36,823	4,387,662
Teleperformance.	3,836	1,184,496
Thales SA	6,912	848,635
Vinci SA	33,435	3,001,173
		20,142,015
Germany — 3.4%
Brenntag SE.	10,017	655,895
Daimler Truck Holding AG(a)	31,846	838,692
Deutsche Post AG, Registered	64,336	2,429,079
GEA Group AG	10,674	370,046
MTU Aero Engines AG	3,421	626,698
Siemens AG, Registered	51,808	5,325,681
		10,246,091
Hong Kong — 0.8%
CK Hutchison Holdings Ltd.	172,520	1,170,375
Techtronic Industries Co. Ltd.	112,000	1,169,520
		2,339,895
Ireland — 1.0%
Kingspan Group PLC	10,106	607,685
Security	Shares	Value

Ireland (continued)
Ryanair Holdings PLC, ADR(a)(b)	6,321	$425,087
Trane Technologies PLC	15,180	1,971,427
		3,004,199
Italy — 0.4%
Atlantia SpA	32,481	762,474
Prysmian SpA	17,350	476,655
		1,239,129
Japan — 14.9%
AGC Inc.	14,600	513,010
ANA Holdings Inc.(a)	31,500	581,858
Central Japan Railway Co.	13,400	1,540,100
Dai Nippon Printing Co. Ltd.	17,900	385,038
Daifuku Co. Ltd.	8,300	475,011
Daikin Industries Ltd.	19,000	3,050,621
East Japan Railway Co.	24,500	1,253,154
FANUC Corp.	12,400	1,943,567
Hankyu Hanshin Holdings Inc.	15,300	417,893
Hitachi Ltd.	62,700	2,982,641
ITOCHU Corp.	96,600	2,606,071
Japan Airlines Co. Ltd.(a)	27,900	479,366
Kajima Corp.	32,300	370,371
Kintetsu Group Holdings Co. Ltd.	12,500	388,896
Komatsu Ltd.	63,300	1,409,511
Kubota Corp.	73,300	1,098,481
Makita Corp.	18,200	451,115
Marubeni Corp.	111,700	1,002,126
Mitsubishi Corp.	95,800	2,853,037
Mitsubishi Electric Corp.	139,700	1,501,657
Mitsubishi Heavy Industries Ltd.	22,100	772,433
Mitsui & Co. Ltd.	106,400	2,338,090
Nidec Corp.	35,500	2,199,823
Nippon Yusen KK	11,100	761,071
Obayashi Corp.	46,700	339,661
Odakyu Electric Railway Co. Ltd.	22,200	299,517
Recruit Holdings Co. Ltd.	109,800	3,233,658
Secom Co. Ltd.	13,800	852,076
SG Holdings Co. Ltd.	33,100	559,718
SMC Corp.	4,000	1,780,558
Sumitomo Corp.	80,500	1,094,272
Taisei Corp.	12,900	402,221
Tokyu Corp.	36,000	424,925
Toppan Inc.	22,900	382,062
Toshiba Corp.	28,200	1,145,774
TOTO Ltd.	10,500	347,669
Toyota Industries Corp.	13,400	830,897
Toyota Tsusho Corp.	15,500	505,344
West Japan Railway Co.	15,600	573,899
Yamato Holdings Co. Ltd.	22,400	358,471
Yaskawa Electric Corp.	17,300	558,758
		45,064,421
Netherlands — 1.1%
CNH Industrial NV	63,700	736,713
IMCD NV	3,717	508,242
Randstad NV	7,908	382,197
Wolters Kluwer NV	16,920	1,639,851
		3,267,003
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	16,497	402,059
Aena SME SA(a)(c)	4,749	605,977

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Ferrovial SA	32,490	$826,667
		1,834,703
Sweden — 3.1%
Alfa Laval AB	19,051	461,836
Assa Abloy AB, Class B	63,913	1,363,906
Atlas Copco AB	168,252	1,574,846
Atlas Copco AB	101,927	854,038
Epiroc AB, Class A	40,564	628,947
Epiroc AB, Class B	25,424	344,531
Nibe Industrier AB, Class B	91,721	691,415
Sandvik AB	70,834	1,154,389
Skanska AB, Class B	25,918	398,762
SKF AB, Class B	24,188	358,860
Volvo AB, Class B	102,454	1,594,121
		9,425,651
Switzerland — 2.6%
ABB Ltd., Registered	115,754	3,104,310
Adecco Group AG, Registered	11,237	383,011
Geberit AG, Registered	2,337	1,124,339
Kuehne + Nagel International AG, Registered	3,294	782,663
Schindler Holding AG, Participation Certificates, NVS	2,623	479,639
Schindler Holding AG, Registered	1,324	238,451
SGS SA, Registered	389	892,241
Siemens Energy AG(a)	25,717	379,026
VAT Group AG(c)	1,704	407,522
		7,791,202
United Kingdom — 5.0%
Ashtead Group PLC	29,255	1,230,715
BAE Systems PLC	207,991	2,105,700
Bunzl PLC	22,129	734,920
DCC PLC	6,629	412,433
Experian PLC	63,064	1,851,609
Ferguson PLC	14,973	1,677,313
IMI PLC	18,336	262,987
Intertek Group PLC	10,234	526,025
Melrose Industries PLC	289,330	530,704
RELX PLC	128,427	3,486,967
Rentokil Initial PLC	118,544	687,195
Rolls-Royce Holdings PLC(a)	549,141	558,839
Smiths Group PLC	24,313	415,773
Spirax-Sarco Engineering PLC	4,662	562,278
Weir Group PLC (The)	17,186	286,436
		15,329,894
United States — 52.5%
3M Co.	36,833	4,766,559
A O Smith Corp.	8,504	464,999
Alaska Air Group Inc.(a)	8,234	329,772
Allegion PLC	5,676	555,680
American Airlines Group Inc.(a)(b)	42,179	534,830
AMETEK Inc.	14,918	1,639,339
Boeing Co. (The)(a)	35,949	4,914,947
Carrier Global Corp.	54,755	1,952,563
Caterpillar Inc.	34,562	6,178,303
CH Robinson Worldwide Inc.	8,178	829,004
Cintas Corp.	5,622	2,099,986
Copart Inc.(a)	13,913	1,511,787
CSX Corp.	141,070	4,099,494
Cummins Inc.	9,107	1,762,478
Deere & Co.	18,091	5,417,712
Security	Shares	Value

United States (continued)
Delta Air Lines Inc.(a)	41,696	$1,207,933
Dover Corp.	9,376	1,137,496
Eaton Corp. PLC	25,839	3,255,456
Emerson Electric Co.	38,495	3,061,892
Equifax Inc.	7,949	1,452,918
Expeditors International of Washington Inc.	10,925	1,064,750
Fastenal Co.	37,428	1,868,406
FedEx Corp.	15,412	3,494,055
Fortive Corp.	23,395	1,272,220
Fortune Brands Home & Security Inc.	8,454	506,226
Generac Holdings Inc.(a)	4,125	868,643
General Dynamics Corp.	14,937	3,304,811
General Electric Co.	71,150	4,530,120
Honeywell International Inc.	44,089	7,663,109
Howmet Aerospace Inc.	24,477	769,802
Huntington Ingalls Industries Inc.	2,591	564,372
IDEX Corp.	4,919	893,438
Illinois Tool Works Inc.	18,319	3,338,638
Ingersoll Rand Inc.	26,287	1,106,157
Jacobs Engineering Group Inc.	8,278	1,052,382
JB Hunt Transport Services Inc.	5,484	863,565
Johnson Controls International PLC	44,968	2,153,068
L3Harris Technologies Inc.	12,465	3,012,790
Leidos Holdings Inc.	8,834	889,672
Lockheed Martin Corp.	15,347	6,598,596
Masco Corp.	15,153	766,742
Nielsen Holdings PLC.	23,461	544,764
Nordson Corp.	3,506	709,755
Norfolk Southern Corp.	15,462	3,514,358
Northrop Grumman Corp.	9,462	4,528,229
Old Dominion Freight Line Inc.	5,935	1,521,022
Otis Worldwide Corp.	27,408	1,936,923
PACCAR Inc.	22,586	1,859,731
Parker-Hannifin Corp.	8,285	2,038,524
Pentair PLC	10,819	495,186
Quanta Services Inc.	9,314	1,167,417
Raytheon Technologies Corp.	96,310	9,256,354
Republic Services Inc.	13,468	1,762,557
Robert Half International Inc.	7,304	546,997
Rockwell Automation Inc.	7,490	1,492,832
Rollins Inc.	14,773	515,873
Snap-on Inc.	3,456	680,936
Southwest Airlines Co.(a)	38,204	1,379,928
Stanley Black & Decker Inc.	9,756	1,023,014
Textron Inc.	13,902	848,995
TransDigm Group Inc.(a)	3,352	1,798,918
Union Pacific Corp.	40,670	8,674,098
United Airlines Holdings Inc.(a)	21,117	747,964
United Parcel Service Inc., Class B	47,561	8,681,785
United Rentals Inc.(a)	4,610	1,119,815
Verisk Analytics Inc.	10,207	1,766,730
Waste Management Inc.	24,690	3,777,076
Westinghouse Air Brake Technologies Corp.	11,806	969,036
WW Grainger Inc.	2,787	1,266,496
Xylem Inc./NY	11,762	919,553
		159,299,576

Total Long-Term Investments — 99.5%
(Cost: $371,603,860)		301,959,746

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	737,132	$737,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	520,000	520,000

Total Short-Term Securities — 0.4%
(Cost: $1,256,882)		1,257,059

Total Investments in Securities — 99.9%
(Cost: $372,860,742)		303,216,805

Other Assets Less Liabilities — 0.1%		169,823

Net Assets — 100.0%		$303,386,628

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,815,249	$—		$(2,078,769	)(a)	$863	$(284)	$737,059	737,132	$1,450	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	210,000	(a)	—		—	—	520,000	520,000	1,035		—
						$863	$(284)	$1,257,059		$2,485		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	09/08/22	$138	$(5,614)
Euro STOXX 50 Index	9	09/16/22	325	(4,564)
XAI Industrial Index	10	09/16/22	880	(21,833)
				$(32,011)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$175,144,747	$126,814,999	$—	$301,959,746
Money Market Funds	1,257,059	—	—	1,257,059
	$176,401,806	$126,814,999	$—	$303,216,805
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(21,833)	$(10,178)	$—	$(32,011)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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